As filed with the Securities and Exchange Commission on April 1, 2022

Securities Act File No. 333-48456

Investment Company Act File No. 811-10183

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 99	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 101	☒

Brighthouse Funds Trust I

(Exact Name of Registrant as Specified in Charter)

125 High Street, Suite 732

Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (980) 949-5121

KRISTI SLAVIN

Brighthouse Investment Advisers, LLC

125 High Street, Suite 732, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Copies to:

BRIAN D. MCCABE, ESQ.	JEREMY C. SMITH, ESQ.
Ropes & Gray LLP	Ropes & Gray LLP
Prudential Tower 800 Boylston Street, Boston, Massachusetts 02199	1211 Avenue of the Americas, New York, New York 11036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 99 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), solely to designate April 30, 2022 as the new effective date for Post-Effective Amendment No. 98 filed pursuant to Rule 485(a) under the 1933 Act on February 8, 2022. This Post-Effective Amendment No. 99 does not amend or supersede any information contained in Post-Effective Amendment No. 98.

This Post-Effective Amendment relates solely to the series (the “Portfolio”) of Brighthouse Funds Trust I (the “Registrant”) currently named PanAgora Global Diversified Risk Portfolio II (formerly, AQR Global Risk Balanced Portfolio), which will be renamed PanAgora Global Diversified Risk Portfolio upon the completion of the reorganization of the series of the Registrant currently named PanAgora Global Diversified Risk Portfolio with and into the Portfolio. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

Each of AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., BlackRock Global Tactical Strategies Portfolio, Ltd., Invesco Balanced-Risk Allocation Portfolio, Ltd., JPMorgan Global Active Allocation Portfolio, Ltd., PanAgora Global Diversified Risk Portfolio, Ltd. and Schroders Global Multi-Asset Portfolio, Ltd. have also executed this Registration Statement with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., BlackRock Global Tactical Strategies Portfolio, Ltd., Invesco Balanced-Risk Allocation Portfolio, Ltd., JPMorgan Global Active Allocation Portfolio, Ltd., PanAgora Global Diversified Risk Portfolio, Ltd. and Schroders Global Multi-Asset Portfolio, Ltd., respectively.

BRIGHTHOUSE FUNDS TRUST I

PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO

Part A.    INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A of Brighthouse Funds Trust I (the “Registrant”) under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on February 8, 2022 (“Amendment No. 98/100”).

Part B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 98/100 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 8, 2022.

Part C.    OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 98/100 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 8, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, BRIGHTHOUSE FUNDS TRUST I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 99 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in this City of Boston and Commonwealth of Massachusetts, as of the 1st day of April, 2022.

BRIGHTHOUSE FUNDS TRUST I
(Registrant)

By:	/s/ Kristi Slavin
Kristi Slavin
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 99 to the Registration Statement has been signed below by the following persons in the capacities and as of the date(s) indicated.

Signature	Title	Date

/s/ Kristi Slavin	President and Chief Executive Officer (Principal Executive Officer)	April 1, 2022
Kristi Slavin

/s/ Alan R. Otis	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	April 1, 2022
Alan R. Otis

Stephen M. Alderman*	Trustee	April 1, 2022
Stephen M. Alderman

Robert J. Boulware*	Trustee	April 1, 2022
Robert J. Boulware

Susan C. Gause*	Trustee	April 1, 2022
Susan C. Gause

Nancy Hawthorne*	Trustee	April 1, 2022
Nancy Hawthorne

Barbara A. Nugent*	Trustee	April 1, 2022
Barbara A. Nugent

John Rosenthal*	Trustee	April 1, 2022
John Rosenthal

Dawn M. Vroegop*	Trustee	April 1, 2022
Dawn M. Vroegop

* By:	/s/ Brian D. McCabe
Brian D. McCabe
Attorney-in-Fact**

**

Pursuant to Power of Attorney for each Trustee filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. 83 to the Registrant’s Registration Statement under the Securities Act of 1933 on February 6, 2018.

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York as of the 1st day of April, 2022.

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.

By:	/s/ Dina Lee
Dina Lee

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	April 1, 2022

/s/ Dina Lee Dina Lee	Director	April 1, 2022

BlackRock Global Tactical Strategies Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to BlackRock Global Tactical Strategies Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York as of the 1st day of April, 2022.

BlackRock Global Tactical Strategies Portfolio, Ltd.

By:	/s/ Dina Lee
Dina Lee

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to BlackRock Global Tactical Strategies Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	April 1, 2022

/s/ Dina Lee Dina Lee	Director	April 1, 2022

Invesco Balanced-Risk Allocation Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Invesco Balanced-Risk Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York as of the 1st day of April, 2022.

Invesco Balanced-Risk Allocation Portfolio, Ltd.

By:	/s/ Dina Lee
Dina Lee

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Invesco Balanced-Risk Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	April 1, 2022

/s/ Dina Lee Dina Lee	Director	April 1, 2022

JPMorgan Global Active Allocation Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to JPMorgan Global Active Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York as of the 1st day of April, 2022.

JPMorgan Global Active Allocation Portfolio, Ltd.

By:	/s/ Dina Lee
Dina Lee

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to JPMorgan Global Active Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	April 1, 2022

/s/ Dina Lee Dina Lee	Director	April 1, 2022

PanAgora Global Diversified Risk Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to PanAgora Global Diversified Risk Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York as of the 1st day of April, 2022.

PanAgora Global Diversified Risk Portfolio, Ltd.

By:	/s/ Dina Lee
Dina Lee

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to PanAgora Global Diversified Risk Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	April 1, 2022

/s/ Dina Lee Dina Lee	Director	April 1, 2022

Schroders Global Multi-Asset Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Schroders Global Multi-Asset Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York as of the 1st day of April, 2022.

Schroders Global Multi-Asset Portfolio, Ltd.

By:	/s/ Dina Lee
Dina Lee

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Schroders Global Multi-Asset Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	April 1, 2022

/s/ Dina Lee Dina Lee	Director	April 1, 2022